Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Related party transactions	Note 15: Related party transactions
Balances and transactions with fellow Lloyds Banking Group undertakings
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc, and fellow Group undertakings. These are included on the balance sheet as follows:

	At 30 Jun 2026 £m	At 31 Dec 2025 £m

Assets, included within:
Derivative financial instruments	722	742
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	1,462	1,182

Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	5,522	3,852
Derivative financial instruments	610	580
Debt securities in issue at amortised cost	19,506	18,223
Subordinated liabilities	8,214	8,600
During the half-year to 30 June 2026 the Group earned £25 million (half-year to 30 June 2025: £9 million) of interest income and incurred £750 million (half-year to 30 June 2025: £643 million) of interest expense and recognised net fee and commission expense of £52 million (half year to 30 June 2025: net fee and commission expense of £47 million) on balances and transactions with Lloyds Banking Group plc and fellow Group undertakings.
Other related party transactions
Other related party transactions for the half-year to 30 June 2026 are similar in nature to those for the year ended
31 December 2025.